Share Based Payment Plans - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2026 shares $ / shares	Jan. 31, 2025 shares $ / shares	Jan. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	3,206,452	3,405,662	3,548,504
Weighted-average Exercise Price, Outstanding	$ 70.5	$ 73.94	$ 67.46
Weighted-average remaining life (years), Outstanding	6 years 4 months 24 days	6 years 2 months 12 days
Number of options, Exercisable	1,781,808	2,228,917
Weighted-average Exercise Price , Exercisable	$ 67.56	$ 59.03
$20 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	536,101	818,726
Weighted-average Exercise Price, Outstanding	$ 26.97	$ 27.44
Weighted-average remaining life (years), Outstanding	4 years 1 month 6 days	4 years 10 months 24 days
Number of options, Exercisable	536,101	818,726
Weighted-average Exercise Price , Exercisable	$ 26.97	$ 27.44
$40 to $60 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,049,028	493,580
Weighted-average Exercise Price, Outstanding	$ 48.67	$ 45.86
Weighted-average remaining life (years), Outstanding	7 years 6 months	4 years 3 months 18 days
Number of options, Exercisable	305,828	493,580
Weighted-average Exercise Price , Exercisable	$ 45.97	$ 45.86
$60 to $80 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	152,627	252,011
Weighted-average Exercise Price, Outstanding	$ 63.07	$ 62.95
Weighted-average remaining life (years), Outstanding	2 years 7 months 6 days	3 years 6 months
Number of options, Exercisable	152,627	252,011
Weighted-average Exercise Price , Exercisable	$ 63.07	$ 62.95
$80 to $100 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	445,493	456,720
Weighted-average Exercise Price, Outstanding	$ 97.42	$ 97.46
Weighted-average remaining life (years), Outstanding	8 years	9 years 1 month 6 days
Number of options, Exercisable	116,799	18,800
Weighted-average Exercise Price , Exercisable	$ 97.13	$ 90.26
$100 to $120 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,021,623	1,379,325
Weighted-average Exercise Price, Outstanding	$ 105.06	$ 105.62
Weighted-average remaining life (years), Outstanding	6 years 3 months 18 days	7 years 2 months 12 days
Number of options, Exercisable	668,873	641,825
Weighted-average Exercise Price , Exercisable	$ 105.7	$ 106.6
$120 to $140 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,580	5,300
Weighted-average Exercise Price, Outstanding	$ 123.03	$ 123.03
Weighted-average remaining life (years), Outstanding	5 years 7 months 6 days	6 years 7 months 6 days
Number of options, Exercisable	1,580	3,975
Weighted-average Exercise Price , Exercisable	$ 123.03	$ 123.03